LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 2,925,582	$ 3,893,859
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation	66,483	1,514,351
[custom:WorkingCapital-0]	19,721,196
Retained Earnings (Accumulated Deficit)	74,226,493	$ 71,259,677
Cash	$ 62,786